BUSINESS SEGMENTS - (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total Reportable Segment Revenue									$ 505,804	$ 411,933
Revenue	134,909	147,046	138,177	110,915	117,788	132,554	117,439	78,023	531,047	445,804
Reportable Segment Adjusted EBITDA									45,628	25,408
Other products and eliminations income (loss) from operations									1,217	(14,432)
Depreciation, depletion and amortization for reportable segments									15,676	18,586
Interest expense, net									11,344	11,057
Gains (Losses) on Extinguishment of Debt									(2,630)	0
Derivative Instruments, Gain (Loss) Recognized in Income, Net									(19,725)	13,422
Corporate, other products and eliminations other income, net									2,973	1,138
Loss from continuing operations before income taxes									(29,509)	(10,929)
Capital Expenditures:									8,020	5,923
Identifiable Assets (as of December 31)	120,871				126,225				120,871	126,225
Ready- Mixed Concrete
Segment Reporting Information [Line Items]
Reportable Segment Adjusted EBITDA									41,486	22,205
Capital Expenditures:									5,232	5,197
Aggregate products
Segment Reporting Information [Line Items]
Sales to external customers									18,261	13,419
Segment Reporting Information, Intersegment Revenue									13,736	10,458
Reportable Segment Adjusted EBITDA									4,142	3,203
Capital Expenditures:									1,752	478
Other Products and Elimination
Segment Reporting Information [Line Items]
Revenue									25,243	33,871
Corporate Loss From Operations
Segment Reporting Information [Line Items]
Other products and eliminations income (loss) from operations									(30,057)	(22,274)
Depreciation, depletion and amortization for reportable segments									(12,549)	(14,610)
Interest expense, net									(11,344)	(11,057)
Gains (Losses) on Extinguishment of Debt									(2,630)	0
Derivative Instruments, Gain (Loss) Recognized in Income, Net									(19,725)	13,422
Corporate, other products and eliminations other income, net									1,052	236
Loss from continuing operations before income taxes									(29,509)	(10,929)
Other Products and Corporate Loss From Operations
Segment Reporting Information [Line Items]
Capital Expenditures:									1,036	248
Identifiable Assets (as of December 31)	11,086				21,428				11,086	21,428
Ready- Mixed Concrete
Segment Reporting Information [Line Items]
Revenue									473,767	387,979
Identifiable Assets (as of December 31)	75,469				69,508				75,469	69,508
Ready- Mixed Concrete | Ready- Mixed Concrete
Segment Reporting Information [Line Items]
Sales to external customers									473,767	387,979
Segment Reporting Information, Intersegment Revenue									40	77
Aggregate products
Segment Reporting Information [Line Items]
Revenue									18,261	13,419
Identifiable Assets (as of December 31)	34,316				35,289				34,316	35,289
Precast concrete products
Segment Reporting Information [Line Items]
Revenue									13,826	17,768
Building materials
Segment Reporting Information [Line Items]
Revenue									11,363	10,647
Lime
Segment Reporting Information [Line Items]
Revenue									6,762	6,531
Hauling
Segment Reporting Information [Line Items]
Revenue									4,729	6,169
Other
Segment Reporting Information [Line Items]
Revenue									2,339	3,291
Other products and eliminations income (loss) from operations									$ 116	$ (2,054)